Total
Tennessee Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal and Tennessee state taxes derived from Tennessee municipal securities without incurring undue risk to principal.
FEES AND EXPENSESFees and Expenses of the Tennessee Tax-Free Short to Medium Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Tennessee Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load)	none
Redemption Fee	none
Redemption Fee if by wire transfer	$ 12.00
Exchange Fee	none
Maximum Account Fee	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tennessee Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.14%	[1]
[1]	For the most recent fiscal year ended June 30, 2020 the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Tennessee Tax-Free Short-to-Medium Series | Tennessee Tax-Free Short-to-Medium Series | USD ($)	116	362	628	1,386

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Tennessee Tax-Free Short-to-Medium Series | Tennessee Tax-Free Short-to-Medium Series | USD ($)	116	362	628	1,386

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCEPrincipal Investment Strategies
The Fund seeks to provide a steady flow of
tax-exempt
income derived from Tennessee municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally ranging from
2-7
years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Tennessee income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Tennessee income taxes. Maintaining a steady stream of tax-exempt
income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
The Fund is
non-diversified.

Principal Risks of Investing
Any investment in the Fund is subject to investment risks.
You may lose money investing in the Fund.
Mutual fund shares are
not
obligations of, or guaranteed by, the U.S. government.
Generally, the Fund will be subject to the following risks:
Credit Risk
. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade; and, possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near-to
mid-term;
unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk.
Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issues.
Insurance Risk
. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.
State-Specific Concentration Risk
. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the Fund invests in Tennessee municipal securities, economic, regulatory and political events in Tennessee are likely to directly affect the Fund’s investments and its performance.
Municipal Securities Risk
. The value of municipal securities in which the Fund invests may be affected by political, economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the novel coronavirus
(COVID-19)
has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by-product
of lower capital commitments to the asset class by the dealer community, which may adversely affect a Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.
Interest Rate Risk
. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. Interest rates remain low by historical standards. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk
. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market Risk
. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value (NAV) of our shares will fluctuate. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.
Yield Risk
. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality.
Rating Agency Risk
. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Taxability Risk.
The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt
should in fact be taxable. This may result in a significant decline in the value of the security.
Non-Diversification
Risk.
Since the Fund is
non-diversified,
it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.
Management Risk.
The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next.    There is no assurance that the investment objective of the Fund will be achieved.
NAV Risk.
The NAV of the Fund is calculated on a daily basis and may fluctuate considerably. There is no assurance that the investment objective of the Fund will be achieved.

Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1-year, 5-year, 10-year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at
www.dupree-funds.com
or by calling (800) 866-0614 or (859) 254-7741.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES Average Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	2.15%	June 30, 2020
Lowest Quarter Total Return:	-1.89%	December 31, 2016
2020 Year-to-Date Total Return for the nine months ended September 30, 2020:	2.88%

Average Annual Total Return For the Periods Ended December 31, 2019
Average Annual Total Returns - Tennessee Tax-Free Short-to-Medium Series		1 Year	5 Years	10 Years
Tennessee Tax-Free Short-to-Medium Series		4.50%	1.68%	1.97%
Tennessee Tax-Free Short-to-Medium Series | Return After Taxes on Distributions (%)		4.50%	1.68%	1.97%
Tennessee Tax-Free Short-to-Medium Series | Return After Taxes on Distributions & Sale of Fund Shares (%)	[1]	3.44%	1.65%	1.94%
Bloomberg Barclays Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)		7.54%	3.53%	4.34%
[1]	Return after Taxes on Distributions and Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.